Putnam
U.S. Government
Income Trust


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The renewed investor rush to high-quality securities in the wake of the tragic events of September 11 presented a bittersweet conclusion to Putnam U.S. Government Income Trust's fiscal 2001. The entire period, in fact, offered a study in contrasts for fixed-income investors, beginning with an economy still enjoying its longest expansion in history and ending amid increasing talk of recession.

As you will see in the following report from your fund's managers, the shifting realities handed them a full measure of challenges as they worked their way through the unpredictable twists of the market. Inevitably, they were obliged to respond to the constant shifts in an uncertain environment; the fund's performance over the period reflects the success of their efforts.

In times like these, shareholders will do well to remain focused on the longer term, since consistently accurate short-term market calls are virtually impossible to make. On the other hand, an experienced team of professional managers is a worthy ally for investors with longer time horizons.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 14, 2001

REPORT FROM FUND MANAGEMENT

Kevin M. Cronin
and the Mortgage Team

The investment environment changed significantly during Putnam U.S. Government Income Trust's fiscal year. At the beginning of the period, the economy was still growing rapidly, continuing the expansion that had begun in 1991. By fiscal year's end on September 30, 2001, the markets were embroiled in the turmoil brought on by the terrorist attacks of September 11. It was within this challenging environment that your fund's management team repositioned the portfolio, seeking to take advantage of developments and opportunities that arose within the high-quality bond sectors as they benefited from the ensuing uncertainty.

Total return for 12 months ended 9/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   10.74%   5.45%    9.98%  4.98%     9.99%  8.99%    10.56%   6.97%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* SIGNIFICANT CHANGES IN THE ECONOMY

The contrast between the current environment and the atmosphere that prevailed at the beginning of your fund's fiscal year is dramatic. In October 2000, the U.S. economy was still growing at the same vibrant pace it had enjoyed for several years. The Federal Reserve Board had placed its position on interest rates on hold, choosing to keep monetary policy stable during the fall presidential election season. November's elections brought with them an unexpected result; rather, no result for an extended period.

With uncertainty in the air, the U.S. economy stagnated. For our part, we expected growth to continue apace once the election confusion cleared up. Instead, some structural issues of overcapacity in the economy helped precipitate a more protracted economic slowdown that we had anticipated.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION*

                                    9/30/00         3/31/01         9/30/01

Average effective maturity            9.0             7.0             2.2

Duration                              4.4             3.9             1.6

Footnote reads:
*This chart depicts the fund's average maturity and duration at 6-month intervals over the 12 months ended 9/30/01. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


Just after the turn of the year, the Fed surprised the market by cutting short-term interest rates in an attempt to prolong the extended period of noninflationary economic growth. From that point on, with no evidence of an impending rebound, the Fed embarked on a program of easing short-term rates, bringing the benchmark federal funds target rate from 6.50% at the beginning of the year to 3.50% at the end of August.

These moves had a profound effect on the slope of the yield curve and the level of bond yields. On the short end of the curve, yields fell (and prices rose) dramatically in response to the Fed's moves. In particular, bonds with maturities in the 2- to 5-year range enjoyed strong performance. Yields on longer-maturity bonds, on the other hand, did not decline as much or remained relatively stable, reflecting the anticipation of an eventual economic recovery.

Mortgage-backed securities underperformed as investors anticipated that lower interest rates would spark a refinancing wave. Refinancings, or prepayments, can hurt mortgage-backed securities investors in a declining interest rate environment because the prepaid proceeds must be reinvested in securities at the lower prevailing rates.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATION (9/30/01)]

PORTFOLIO ALLOCATION (9/30/01)*

Mortgage-backed
securities -- 84.5%

U.S. Treasury
securities -- 1.8%

Short-term investments -- 13.7%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association. Allocations will vary over time.


"One of the few things global bond fund managers have been able to count on since September 11 brought tragedy and a deep sense of uncertainty to the world is the allure of U.S. Treasury bonds during such a crisis. Traditionally perceived as the world's safest asset in times of turmoil, Treasuries have confirmed that status with assurance, as the U.S. government securities market has tapped a flood of capital fleeing stocks and nongovernment bonds of late."

-- Barron's, October 6, 2001


In the aftermath of September 11, the market witnessed a flight to quality. Investors flocked to the safety offered by Treasuries, while other fixed-income sectors underperformed. In a bid to prop up the economy and restore faith to the shattered markets, the Fed stepped in and lowered the federal funds target rate by another half percentage point on September 17, and did so again shortly after the end of the period, on October 2. At that point, the target rate reached 2.50%, its lowest level in almost 40 years.

* PORTFOLIO SHIFTED TO TAKE ADVANTAGE OF DEVELOPING EVENTS

For much of the fourth quarter of 2000, we believed that the economic slowdown was attributable to the uncertainty surrounding the ongoing dispute about the presidential election. We believed the economy would continue to grow once the issue was resolved. We thought that a sustained budget surplus would encourage the federal government to continue buying back longer-term government bonds, as it had done through 1999 and 2000. When the Fed chose to ease rates early in 2001, the move dampened fund performance over the short term as a result of our earlier decision to reduce the fund's mortgage holdings and add to its significant allocation in longer-term Treasury securities.

Once it became clear that the Fed would continue an aggressive program of short-term rate cuts to stimulate the economy, we moved the portfolio's Treasury focus down the yield curve into 5- and 10-year notes in order to take advantage of rising bond prices in that range. As 2001 progressed, we increased the weighting of mortgage-backed securities in the belief that the market had priced in more aggressive prepayment activity than we anticipated.

The flight to quality after September 11 caused the values of mortgage-backed securities to fall to their most attractive level relative to Treasuries since the savings and loan crisis in the 1990s. In response, we moved the fund almost fully into mortgage-backed investments, believing that prepayment fears were greatly exaggerated. At the end of the period, your fund held approximately 84.5% in mortgage-backed securities and 1.8% in 10-year Treasuries, with the remaining 13.7% in cash or short-term investments. The mortgage holdings were concentrated on those securities we believed were least sensitive to prepayments; namely, 30-year mortgages with coupons of 6% and 6.5%.

* LONGER-TERM OUTLOOK FOR ECONOMY POSITIVE

Over the near term, we anticipate that the economy will contract in the third and fourth quarters of 2001. With the Fed's October 2 rate cut, it appears we are nearing the end of this easing cycle. The federal government is currently working on a fiscal stimulus program to help bail out selected industries, including insurance companies and airlines.

We believe the combination of this monetary and fiscal stimulus will be enough to lift the economy back into a positive-growth mode at some point in 2002. In our opinion, growth in gross domestic product could approach an annual rate of about 4% during the second half of 2002.

Within such a scenario, short-term rates should rise while longer-term yields remain stable or decline. For now, we anticipate retaining a significant concentration in mortgage-backed securities. Given their current yields relative to Treasuries, we believe they are positioned to perform well over the next 6 to 18 months.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/01, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government. Mortgage-backed securities may be subject to prepayment risk.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements and forward commitments with respect to these securities.



TOTAL RETURN FOR PERIODS ENDED 9/30/01

                             Class A           Class B            Class C           Class M
(inception dates)           (2/8/84)          (4/27/92)          (7/26/99)          (2/6/95)
                           NAV    POP        NAV    CDSC        NAV    CDSC        NAV    POP
------------------------------------------------------------------------------------------------
1 year                   10.74%   5.45%      9.98%   4.98%      9.99%   8.99%     10.56%  6.97%
------------------------------------------------------------------------------------------------
5 years                  41.75   35.02      36.50   34.50      36.63   36.63      39.81  35.31
Annual average            7.23    6.19       6.42    6.11       6.44    6.44       6.93   6.23
------------------------------------------------------------------------------------------------
10 years                 88.66   79.73      74.89   74.89      75.02   75.02      83.94  77.97
Annual average            6.55    6.04       5.75    5.75       5.76    5.76       6.28   5.93
------------------------------------------------------------------------------------------------
Annual average
(life of fund)            8.21    7.92       7.30    7.30       7.40    7.40       7.84   7.64
------------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/01

                      Lehman Brothers
                           GNMA                 Consumer
                           Index               price index
-----------------------------------------------------------------------------
1 year                    11.94%                  2.65%
-----------------------------------------------------------------------------
5 years                   47.53                  12.93
Annual average             8.09                   2.46
-----------------------------------------------------------------------------
10 years                 109.03                  29.88
Annual average             7.65                   2.65
-----------------------------------------------------------------------------
Annual average
(life of fund)             9.94                   3.21
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 9/30/91

                Fund's class A          Lehman Bros.          Consumer price
Date            shares at POP           GNMA Index                index

9/30/91             9,425                 10,000                 10,000
9/30/92            10,472                 11,142                 10,299
9/30/93            11,052                 11,876                 10,576
9/30/94            10,793                 11,731                 10,889
9/30/95            12,155                 13,382                 11,166
9/30/96            12,679                 14,169                 11,501
9/30/97            13,915                 15,624                 11,757
9/30/98            15,133                 16,934                 11,924
9/30/99            15,248                 17,338                 12,230
9/30/00            16,229                 18,675                 12,653
9/30/01           $17,973                $20,903                $12,988

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $17,489 and $17,502, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $18,394 ($17,797 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/01

                        Class A        Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions
(number)                  12             12           12           12
------------------------------------------------------------------------------
Income                 $0.756         $0.662       $0.667       $0.722
------------------------------------------------------------------------------
Capital gains             --             --           --           --
------------------------------------------------------------------------------
  Total                $0.756         $0.662       $0.667       $0.722
------------------------------------------------------------------------------
Share value:        NAV       POP       NAV          NAV     NAV       POP
------------------------------------------------------------------------------
9/30/00            $12.55    $13.18   $12.49       $12.53   $12.52    $12.94
------------------------------------------------------------------------------
9/30/01             13.10     13.75    13.04        13.08    13.08     13.52
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1               5.50%     5.24%    4.88%        4.77%    5.23%     5.06%
------------------------------------------------------------------------------
Current 30-day
SEC yield 2          5.18      4.93     4.43         4.44     4.93      4.83
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers GNMA Index is an unmanaged list of mortgage-backed pass-through securities of the Government National Mortgage Association
(GNMA). Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam U.S. Government Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam U.S. Government Income Trust, including the fund's portfolio, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended September 30, 1999 were audited by other auditors whose report dated November 10, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam U.S. Government Income Trust as of September 30, 2001, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.
                                                      KPMG  LLP
Boston, Massachusetts
October 31, 2001




THE FUND'S PORTFOLIO
September 30, 2001

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (95.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (93.0%)
-------------------------------------------------------------------------------------------------------------------
                    Government National Mortgage Association
$       200,000,000 8s, TBA, October 1, 2031                                                         $  210,436,000
        100,000,000 6 1/2s, TBA, October 1, 2031                                                        102,312,000
                    Government National Mortgage Association
                    Graduated Payment Mortgages
             13,714 13 3/4s, November 20, 2014                                                               15,985
             38,462 13 1/4s, December 20, 2014                                                               44,640
             71,500 12 3/4s, with due dates from June 20, 2014 to June 20, 2015                              82,805
             96,546 12 1/4s, with due dates from December 20, 2013
                    to January 20, 2014                                                                     110,605
                    Government National Mortgage Association
                    Pass-Through Certificates
            125,682 15s, with due dates from July 15, 2011 to March 15, 2013                                150,610
             80,697 14s, with due dates from July 15, 2014
                    to November 20, 2014                                                                     96,093
            546,087 13 1/2s, with due dates from March 15, 2011
                    to June 20, 2015                                                                        651,345
              1,158 13 1/4s, October 15, 2014                                                                 1,353
            396,476 13s, with due dates from October 20, 2013
                    to September 20, 2015                                                                   469,911
            142,075 12 3/4s, with due dates from October 15, 2013
                    to July 15, 2014                                                                        165,603
            222,268 12 1/2s, with due dates from June 15, 2010
                    to November 20, 2015                                                                    257,634
            302,264 12 1/4s, with due dates from August 15, 2013
                    to March 15, 2015                                                                       348,547
            199,669 12s, with due dates from April 20, 2014 to March 20, 2016                               232,862
          1,005,034 11 1/2s, with due dates from May 15, 2010
                    to September 15, 2018                                                                 1,156,626
            470,110 11 1/4s, with due dates from July 15, 2013
                    to January 15, 2016                                                                     532,104
            948,259 11s, with due dates from November 20, 2013
                    to June 20, 2019                                                                      1,082,070
             76,687 10 7/8s, February 15, 2010                                                               85,327
             45,142 10 3/4s, with due dates from January 15, 2016
                    to February 15, 2016                                                                     50,841
            202,513 10 1/4s, with due dates from April 15, 2016
                    to December 15, 2020                                                                    224,030
            669,795 10s, with due dates from October 15, 2009
                    to January 20, 2021                                                                     742,141
            320,029 9 1/2s, June 20, 2018                                                                   340,553
            262,318 9 1/4s, with due dates from April 15, 2016
                    to November 15, 2019                                                                    281,087
          4,146,612 9s, with due dates from January 15, 2005
                    to October 20, 2016                                                                   4,421,605
                    Government National Mortgage Association
                    Pass-Through Certificates
         26,862,318 8 1/2s, with due dates from February 20, 2017
                    to March 15, 2027                                                                    28,786,323
          8,975,908 8 1/2s, with due dates from October 15, 2001
                    to July 15, 2015                                                                      9,545,833
        287,193,260 8s, with due dates from November 15, 2020
                    to May 15, 2030                                                                     304,685,220
         16,730,247 8s, with due dates from September 15, 2005
                    to June 15, 2020                                                                     17,666,625
        500,003,988 7 1/2s, with due dates from March 15, 2017
                    to December 15, 2030                                                                524,197,978
        600,297,786 7s, with due dates from November 15, 2022
                    to June 15, 2029                                                                    625,146,956
         15,041,071 7s, with due dates from October 15, 2007
                    to October 15, 2022                                                                  15,792,102
        890,945,589 6 1/2s, with due dates from May 15, 2024
                    to September 20, 2031                                                               912,919,473
            270,423 6s, February 15, 2029                                                                   271,786
                                                                                                      -------------
                                                                                                      2,763,304,673

U.S. Treasury Obligations (2.0%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         48,945,000 6 1/2s, February 15, 2010                                                            55,514,398
          3,000,000 5s, February 15, 2011                                                                 3,083,430
                                                                                                     --------------
                                                                                                         58,597,828
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations
                    (cost $2,726,296,719)                                                            $2,821,902,501

SHORT-TERM INVESTMENTS (15.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        50,000,000 U.S. Treasury Bill zero %, October 25, 2001.                                     $   49,932,333
         90,000,000 U.S. Treasury Bill zero %, October 18, 2001.                                         89,908,531
        107,184,000 Interest in $868,906,000 joint repurchase agreement dated September 28, 2001 with JPMorgan Chase & Co.
                    due October 1, 2001 with respect to various
                    U.S. Government obligations -- maturity value
                    of $107,214,145 for an effective yield of 3.375%.                                   107,184,000
        100,000,000 Interest in $624,000,000 joint repurchase agreement dated September 28, 2001 with Morgan Stanley
                    Dean Witter & Co. due October 1, 2001 with respect
                    to various U.S. Government obligations -- maturity
                    value of $100,028,125 for an effective yield of 3.375%.                             100,000,000
        100,000,000 Interest in $500,000,000 joint tri-party repurchase agreement dated September 28, 2001 with Credit Suisse First Boston
                    due October 1, 2001 with respect to various
                    U.S. Government obligations -- maturity value
                    of $100,028,125 for an effective yield of 3.375%.                                   100,000,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $447,024,864)                                 $  447,024,864
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,173,321,583) (b)                                      $3,268,927,365
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,971,685,762.

  (b) The aggregate identified cost on a tax basis is $3,173,321,583, resulting in gross unrealized appreciation and depreciation of $95,747,687 and $141,905, respectively, or net unrealized appreciation of $95,605,782.

      TBA after the name of a security represents to be announced securities (Note 1).

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,866,137,583) (Note 1)                                    $2,961,743,365
-------------------------------------------------------------------------------------------
Repurchase agreements, at value
(identified cost $307,184,000) (Note 1)                                         307,184,000
-------------------------------------------------------------------------------------------
Cash                                                                                661,256
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   15,806,288
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           11,419,402
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  250,000,000
-------------------------------------------------------------------------------------------
Total assets                                                                  3,546,814,311

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                564,058,713
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        4,915,415
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,141,290
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          821,687
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       162,157
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         10,067
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,846,231
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              172,989
-------------------------------------------------------------------------------------------
Total liabilities                                                               575,128,549
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,971,685,762

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,248,202,008
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      1,385,296
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (373,507,324)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       95,605,782
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,971,685,762

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,256,217,798 divided by 172,175,501 shares)                                       $13.10
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.10)*                              $13.75
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($500,365,569 divided by 38,380,402 shares)**                                        $13.04
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($27,512,091 divided by 2,103,124 shares)**                                          $13.08
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($144,284,732 divided by 11,029,599 shares)                                          $13.08
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.08)*                              $13.52
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($43,305,572 divided by 3,307,201 shares)                                            $13.09
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2001
Interest income                                                                $184,687,846
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 12,106,702
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,756,920
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    52,989
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     37,571
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             5,216,345
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             4,863,030
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               164,440
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               605,161
-------------------------------------------------------------------------------------------
Other                                                                               920,915
-------------------------------------------------------------------------------------------
Total expenses                                                                   27,724,073
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (463,211)
-------------------------------------------------------------------------------------------
Net expenses                                                                     27,260,862
-------------------------------------------------------------------------------------------
Net investment income                                                           157,426,984
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 20,471,442
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                       99,655,599
-------------------------------------------------------------------------------------------
Net gain on investments                                                         120,127,041
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $277,554,025
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                        Year ended September 30
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $  157,426,984   $  174,748,464
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                20,471,442      (58,679,608)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             99,655,599       43,609,536
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  277,554,025      159,678,392
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                           (122,719,152)    (120,028,302)
--------------------------------------------------------------------------------------------------
   Class B                                                            (25,515,050)     (45,960,450)
--------------------------------------------------------------------------------------------------
   Class C                                                               (825,232)        (262,455)
--------------------------------------------------------------------------------------------------
   Class M                                                             (6,731,160)      (6,680,342)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (2,251,112)      (1,856,069)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --         (168,282)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --          (64,437)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --             (368)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --           (9,366)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --           (2,602)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          214,143,395     (579,669,904)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               333,655,714     (595,024,185)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   2,638,030,048    3,233,054,233
--------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $1,385,296
and $14,690, respectively)                                         $2,971,685,762   $2,638,030,048
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.55       $12.57       $13.28       $13.01       $12.63
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .75(c)       .79(c)       .76(c)       .81(c)       .85
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .56         (.02)        (.66)         .29          .34
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.31          .77          .10         1.10         1.19
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.76)        (.79)        (.76)        (.80)        (.81)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)      (.05)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.76)        (.79)        (.81)        (.83)        (.81)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.10       $12.55       $12.57       $13.28       $13.01
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 10.74         6.43          .76         8.75         9.75
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,256,218   $1,929,653   $1,986,980   $2,130,980   $2,147,326
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86          .87          .85          .87          .89
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.87         6.40         5.94         6.15         6.58
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.53(e)    133.29       123.04       294.74       125.80
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.49       $12.51       $13.22       $12.97       $12.59
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .65(c)       .70(c)       .67(c)       .70(c)       .75
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .56         (.02)        (.67)         .28          .35
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.21          .68           --          .98         1.10
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.66)        (.70)        (.67)        (.71)        (.72)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.02)          --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)      (.04)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.66)        (.70)        (.71)        (.73)        (.72)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.04       $12.49       $12.51       $13.22       $12.97
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.98         5.65          .01         7.82         8.95
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $500,366     $574,087   $1,082,048   $1,334,041   $1,291,901
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.61         1.62         1.60         1.62         1.64
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.15         5.64         5.18         5.42         5.83
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.53(e)    133.29       123.04       294.74       125.80
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    July 26, 1999+
operating performance                Year ended September 30  to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.53       $12.55       $12.54
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .64          .70          .12
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .58         (.02)         .02
---------------------------------------------------------------------------
Total from
investment operations                   1.22          .68          .14
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.67)        (.70)        (.12)
---------------------------------------------------------------------------
From return of capital                    --           --(d)      (.01)
---------------------------------------------------------------------------
Total distributions                     (.67)        (.70)        (.13)
---------------------------------------------------------------------------
Net asset value,
end of period                         $13.08       $12.53       $12.55
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.99         5.67         1.12*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $27,512       $7,329       $2,577
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.61         1.62          .29*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.07         5.67          .99*
---------------------------------------------------------------------------
Portfolio turnover (%)                156.53(e)    133.29       123.04
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.52       $12.55       $13.25       $13.00       $12.63
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .71(c)       .76(c)       .72(c)       .80(c)       .80
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .57         (.03)        (.66)         .25          .35
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.28          .73          .06         1.05         1.15
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.72)        (.76)        (.72)        (.77)        (.78)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)      (.04)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.72)        (.76)        (.76)        (.80)        (.78)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.08       $12.52       $12.55       $13.25       $13.00
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 10.56         6.09          .56         8.38         9.39
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $144,285      $95,090     $133,362     $163,076       $7,850
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.11         1.12         1.10         1.12         1.14
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.60         6.15         5.68         5.91         6.32
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.53(e)    133.29       123.04       294.74       125.80
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------


Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.54       $12.56       $13.27       $13.01       $12.63
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (c)                .78          .82          .79          .83          .89
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .56         (.02)        (.66)         .29          .34
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.34          .80          .13         1.12         1.23
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.79)        (.82)        (.79)        (.83)        (.85)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)      (.05)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.79)        (.82)        (.84)        (.86)        (.85)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.09       $12.54        12.56       $13.27       $13.01
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 11.05         6.71         1.04         8.98        10.05
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $43,306      $31,871      $28,087       $7,428       $6,061
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .61          .62          .60          .62          .64
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               6.11         6.66         6.19         6.42         6.83
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.53(e)    133.29       123.04       294.74       125.80
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.



NOTES TO FINANCIAL STATEMENTS
September 30, 2001

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing mainly in securities which have intermediate to long-term maturities and are backed by the full faith and credit of the United States. The fund also invests in repurchase agreements and forward commitments relating to those investments.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Mortgage-backed securities are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Restricted securities are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2001, the fund had a capital loss carryover of approximately $373,507,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $257,955,000    September 30, 2003
    51,884,000    September 30, 2004
     8,893,000    September 30, 2005
    23,731,000    September 30, 2008
    31,044,000    September 30, 2009

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and paydown gains and losses on mortgage-backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 2001, the fund reclassified $1,985,328 to decrease distributions in excess of net investment income and increase accumulated net realized losses. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million, 0.4275% of the next $500 million and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended September 30, 2001, the fund's expenses were reduced by $463,211 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,670 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended September 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $254,364 and $198,608 from the sale of class A and class M shares, respectively, and received $675,382 and $6,642 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended September 30, 2001, Putnam Retail Management, acting as underwriter received $89,236 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the year ended September 30, 2001, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $15,748,971,870 and $15,954,752,635, respectively.

Note 4
Capital shares

At September 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 73,479,071      $  939,955,493
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,901,008          87,983,113
---------------------------------------------------------------------------
                                            80,380,079       1,027,938,606

Shares
repurchased                                (62,015,997)       (792,503,434)
---------------------------------------------------------------------------
Net increase                                18,364,082      $  235,435,172
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 63,868,931       $ 789,545,837
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,681,576          82,531,097
---------------------------------------------------------------------------
                                            70,550,507         872,076,934

Shares
repurchased                                (74,840,348)       (924,378,235)
---------------------------------------------------------------------------
Net decrease                                (4,289,841)      $ (52,301,301)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,473,267       $ 249,084,785
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,475,485          18,711,271
---------------------------------------------------------------------------
                                            20,948,752         267,796,056

Shares
repurchased                                (28,542,987)       (362,453,581)
---------------------------------------------------------------------------
Net decrease                                (7,594,235)      $ (94,657,525)
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,511,534       $ 129,514,084
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,681,670          32,985,342
---------------------------------------------------------------------------
                                            13,193,204         162,499,426

Shares
repurchased                                (53,707,378)       (660,940,007)
---------------------------------------------------------------------------
Net decrease                               (40,514,174)      $(498,440,581)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,515,458        $ 32,253,563
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   52,478             669,900
---------------------------------------------------------------------------
                                             2,567,936          32,923,463

Shares
repurchased                                 (1,049,728)        (13,446,675)
---------------------------------------------------------------------------
Net increase                                 1,518,208        $ 19,476,788
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,069,703         $13,258,451
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   18,495             228,357
---------------------------------------------------------------------------
                                             1,088,198          13,486,808

Shares
repurchased                                   (708,614)         (8,769,296)
---------------------------------------------------------------------------
Net increase                                   379,584         $ 4,717,512
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,678,989        $111,013,101
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   82,181           1,047,007
---------------------------------------------------------------------------
                                             8,761,170         112,060,108

Shares
repurchased                                 (5,324,572)        (67,994,873)
---------------------------------------------------------------------------
Net increase                                 3,436,598        $ 44,065,235
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,516,278        $ 18,762,482
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   68,070             839,490
---------------------------------------------------------------------------
                                             1,584,348          19,601,972

Shares
repurchased                                 (4,620,645)        (57,069,742)
---------------------------------------------------------------------------
Net decrease                                (3,036,297)       $(37,467,770)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,003,807        $ 25,668,683
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment o
distributions                                  176,656           2,251,112
---------------------------------------------------------------------------
                                             2,180,463          27,919,795

Shares
repurchased                                 (1,415,318)        (18,096,070)
---------------------------------------------------------------------------
Net increase                                   765,145        $  9,823,725
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,602,469        $ 19,801,983
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  150,239           1,858,671
---------------------------------------------------------------------------
                                             1,752,708          21,660,654

Shares
repurchased                                 (1,446,554)        (17,838,418)
---------------------------------------------------------------------------
Net increase                                   306,154        $  3,822,236
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Get up-to-date information about your funds, learn more about investing and retirement planning, and access news and economic outlooks from Putnam's Web site. The site features:

* Secure access (with your Social Security number and password) to your account with all of your information, including a record of your balances and transactions, updated daily.

* On-line transactions, such as exchanges, additional investments, and address changes.

* Complete fund information, daily pricing, and long-term performance.

* Instant access to your quarterly statements, and annual and semiannual fund reports.

You can also read economic commentary from Putnam senior economic advisor Dr. Robert Goodman, use our glossary to decode investment terms, get our update on the markets, and much more.

New enhancements are added to the site regularly. Bookmark us at www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin A. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN038  76231  032/885/689/527  11/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to annual Report dated 9/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 9/30/01

                                                       NAV

1 year                                                11.05%
5 years                                               43.58
Annual average                                         7.50
10 years                                              92.26
Annual average                                         6.76
Life of fund (since class A inception, 2/8/84)
Annual average                                         8.33

Share value:                                            NAV

9/30/00                                              $12.54
9/30/01                                              $13.09
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                    12       $0.790            --          $0.790
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.